RISK MANAGEMENT - Investment Price Risk in Equity Instruments (Details) - Equity investments [member] - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investment subject to Regulatory VaR	$ 45,706	$ 67,538
Regulatory VaR	$ 6,719	$ 9,928
Percentage of portfolio	100.00%	100.00%
Later than three years [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investment subject to Regulatory VaR	$ 45,706	$ 67,538
Regulatory VaR	$ 6,719	$ 9,928
Percentage of portfolio	100.00%	100.00%